Insurance - Summary of Amounts Arising from Insurance Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of amounts arising from insurance contracts [Abstract]
Ceding commissions paid and netted against fee income	$ 130	$ 127	$ 142